Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Total operating leases expenses	$ 1,494,456	$ 916,612	$ 285,742
Property and Equipment
Loss Contingencies [Line Items]
Purchase obligation	$ 1,454,796